Cover	Oct. 21, 2024
Cover [Abstract]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	NOCERA, INC.
Entity Central Index Key	0001756180
Entity Tax Identification Number	16-1626611
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3F (Building B), No. 185, Sec. 1 , Datong Rd.
Entity Address, Address Line Two	Xizhi Dist.
Entity Address, City or Town	New Taipei City
Entity Address, Postal Zip Code	221
City Area Code	886
Local Phone Number	910-163-358
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Creation Date	Oct. 21, 2024